Total
Fidelity Advisor ® Floating Rate High Income Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity Advisor Floating Rate High Income Fund Fidelity Floating Rate High Income Fund
Management fee	0.65%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Acquired fund fees and expenses	0.09%	[3]
Total annual operating expenses	0.75%	[3]
[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.
[3]	Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.67%.

Expense Example	1 year	3 years	5 years	10 years
Fidelity Advisor Floating Rate High Income Fund | Fidelity Floating Rate High Income Fund | USD ($)	77	240	417	930